Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

March 31, 2019

MNF-QTLY-0519
1.814649.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	850,000	977,041
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,181,873

TOTAL GUAM		2,158,914

Minnesota - 98.3%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	$805,000	$898,316
5% 2/1/24	1,110,000	1,267,098
5% 2/1/25	1,015,000	1,157,983
5% 2/1/26	1,220,000	1,392,008
5% 2/1/27	1,285,000	1,465,363
5% 2/1/28	1,345,000	1,532,614
5% 2/1/29	1,415,000	1,611,600
5% 2/1/34	1,800,000	2,031,552
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	3,910,000	3,952,893
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,186,670
5% 10/1/27	1,665,000	1,964,567
5% 10/1/29	785,000	917,791
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,659,574
5% 2/1/31	3,600,000	4,234,860
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,556,796
5% 2/1/31	1,245,000	1,442,793
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	857,375
5% 11/1/25	250,000	278,953
5% 11/1/26	500,000	556,325
5% 11/1/27	420,000	465,482
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,697,295
5% 2/15/48	3,000,000	3,384,180
5% 2/15/58	3,125,000	3,465,750
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	1,981,243
5% 2/1/30	1,235,000	1,465,710
5% 2/1/31	1,495,000	1,761,753
5% 2/1/32	2,130,000	2,499,811
Elk River Independent School District #728 Series 2019 A, 3% 2/1/33	2,925,000	2,947,142
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,202,298
5% 12/1/40	7,200,000	8,489,880
Series 2016 B, 5% 12/1/31	1,135,000	1,370,002
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,074,682
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,121,070
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,396,218
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,811
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,299,488
5% 9/1/28	695,000	789,242
5% 9/1/30	1,500,000	1,688,040
5% 9/1/31	1,300,000	1,453,751
5% 9/1/32	1,000,000	1,114,530
Series 2017:
5% 5/1/26	1,355,000	1,607,179
5% 5/1/27	1,400,000	1,684,494
5% 5/1/28	2,000,000	2,385,460
5% 5/1/29	1,000,000	1,189,740
5% 5/1/30	850,000	1,001,343
5% 5/1/31	510,000	594,900
5% 5/1/32	500,000	579,575
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,522,700
5% 11/15/28	2,730,000	3,310,835
5% 11/15/29	1,040,000	1,252,472
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,123,240
Series 2010 A, 5.25% 8/15/25	1,000,000	1,045,550
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	519,570
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,359,588
5% 1/1/27	1,500,000	1,628,985
Series 2014 A:
5% 1/1/26	3,015,000	3,448,436
5% 1/1/28	4,000,000	4,539,920
5% 1/1/29	2,150,000	2,431,887
5% 1/1/30	2,000,000	2,256,420
5% 1/1/31	6,020,000	6,777,316
Series 2016 A:
5% 1/1/30	4,000,000	4,826,440
5% 1/1/31	2,350,000	2,816,828
5% 1/1/32	2,900,000	3,455,089
Series 2016 C, 5% 1/1/46	4,770,000	5,492,655
Series 2016 D:
5% 1/1/23 (a)	670,000	744,276
5% 1/1/27 (a)	350,000	420,665
5% 1/1/28 (a)	430,000	514,499
5% 1/1/29 (a)	225,000	268,355
5% 1/1/30 (a)	475,000	561,954
5% 1/1/31 (a)	200,000	235,058
5% 1/1/32 (a)	200,000	233,642
5% 1/1/33 (a)	220,000	256,034
5% 1/1/34 (a)	225,000	260,863
5% 1/1/35 (a)	225,000	259,945
5% 1/1/36 (a)	220,000	253,400
5% 1/1/37 (a)	250,000	286,975
5% 1/1/41 (a)	725,000	823,673
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,001,632
5% 11/15/28	1,380,000	1,618,726
5% 11/15/29	1,000,000	1,166,290
5% 11/15/30	1,000,000	1,160,950
5% 11/15/31	3,665,000	4,237,876
5% 11/15/32	2,200,000	2,536,622
Series 2018 A:
5% 11/15/35	2,500,000	2,970,350
5% 11/15/36	2,500,000	2,956,100
Minneapolis Spl. School District:
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,223,151
Series 2018 A, 5% 2/1/33	1,000,000	1,209,210
Series 2018 B, 5% 2/1/33	3,190,000	3,857,380
Series 2017 A, 4% 2/1/33	1,415,000	1,560,858
Series 2017 B:
4% 2/1/33	2,595,000	2,862,493
4% 2/1/34	2,595,000	2,854,292
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,284,384
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,839,850
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,766,371
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	15,000	15,675
5% 8/1/22 (Pre-Refunded to 8/1/20 @ 100)	70,000	73,148
5% 8/1/23	9,855,000	10,300,347
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	145,000	151,521
Series 2011 B:
5% 10/1/24	2,500,000	2,710,300
5% 10/1/30	3,000,000	3,232,440
Series 2013 A, 5% 8/1/25	3,780,000	4,305,798
Series 2015 A, 5% 8/1/33	1,900,000	2,225,603
Series 2017 A:
5% 10/1/31	5,000,000	6,138,000
5% 10/1/33	3,335,000	4,065,832
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,017,620
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	486,004
5% 3/1/30	500,000	601,475
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	615,795
5% 10/1/28	735,000	895,539
5% 10/1/29	750,000	907,275
5% 10/1/30	655,000	786,616
Series 2017 A, 4% 10/1/35	800,000	865,008
Series 2017:
5% 3/1/28	2,000,000	2,441,460
5% 3/1/31	1,000,000	1,200,590
5% 10/1/31	590,000	693,610
5% 3/1/34	530,000	628,220
5% 10/1/34	440,000	509,920
5% 10/1/35	555,000	640,709
Series 2018 A:
5% 10/1/34	1,140,000	1,306,064
5% 10/1/45	3,650,000	4,074,751
Series Eight-G, 5% 12/1/31	1,000,000	1,166,510
Series Eight-J:
5% 3/1/26	1,015,000	1,185,520
5% 3/1/27	500,000	582,180
Series Eight-L:
5% 4/1/28	920,000	1,092,233
5% 4/1/29	1,005,000	1,188,413
5% 4/1/35	500,000	575,985
Minnesota Hsg. Fin. Agcy.:
Series 2015 A:
5% 8/1/29	1,000,000	1,152,960
5% 8/1/30	1,000,000	1,148,050
5% 8/1/31	1,000,000	1,144,580
5% 8/1/32	1,000,000	1,143,440
5% 8/1/33	1,000,000	1,141,440
Series 2019 B, 4.25% 7/1/49 (b)	5,000,000	5,431,850
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	963,738
Series 2014:
5% 10/1/26	630,000	731,512
5% 10/1/27	750,000	867,840
5% 10/1/30	1,000,000	1,147,880
Series 2016:
4% 10/1/41	1,000,000	1,062,900
5% 10/1/32	1,500,000	1,764,375
5% 10/1/33	400,000	469,684
5% 10/1/35	400,000	466,688
5% 10/1/36	1,000,000	1,162,960
5% 10/1/47	2,000,000	2,292,040
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	6,004,350
5% 3/1/30	5,150,000	6,156,774
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,607,409
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,038,742
5% 3/1/28	4,275,000	4,671,549
5% 3/1/29	2,250,000	2,454,683
Series 2014 A:
5% 6/1/27	5,000,000	5,655,850
5% 6/1/38	5,000,000	5,573,350
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,799,225
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,381,462
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,276,104
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	948,473
5% 1/1/24	650,000	724,302
5% 1/1/25	975,000	1,083,839
5% 1/1/31	1,740,000	1,903,960
Series 2016:
5% 1/1/28	500,000	588,895
5% 1/1/29	620,000	726,045
5% 1/1/30	520,000	604,573
5% 1/1/31	350,000	404,313
Series 2017:
5% 1/1/29	460,000	549,360
5% 1/1/31	400,000	470,424
5% 1/1/33	475,000	551,356
5% 1/1/35	520,000	600,371
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	650,381
5% 12/1/27	275,000	313,385
5% 12/1/28	275,000	312,331
5% 12/1/43	1,000,000	1,117,610
Series 2017 A:
5% 12/1/42	1,100,000	1,268,014
5% 12/1/47	1,000,000	1,150,940
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,122,560
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21	790,000	845,284
5% 7/1/22	350,000	384,713
5% 7/1/24	300,000	337,713
5% 7/1/27	245,000	273,780
5% 7/1/28	225,000	250,655
5% 7/1/33	1,225,000	1,339,660
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (c)	1,100,000	1,179,871
Series 2016 B, 5% 11/15/35	4,000,000	5,276,320
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	5,917,250
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,857,728
5% 2/1/29	5,180,000	6,205,588
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,135,816
Series 2016 A:
5% 5/1/29	1,000,000	1,174,590
5% 5/1/30	1,000,000	1,167,810
5% 5/1/31	1,000,000	1,161,760
5% 5/1/46	5,000,000	5,649,050
Series 2019, 5% 5/1/48	5,000,000	5,843,550
5.125% 5/1/30	310,000	320,974
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,009,851
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,896,865
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,331,837
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,165,420
5% 11/1/28	1,000,000	1,158,310
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,146,711
Series 2016 B, 5% 2/1/26	1,500,000	1,767,150
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,127,952
5% 9/1/24	1,000,000	1,144,480
5% 9/1/25	1,345,000	1,537,712
5% 9/1/26	1,575,000	1,793,390
5% 9/1/28	1,000,000	1,132,650
5% 9/1/34	1,065,000	1,172,086
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	14,201,000
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,722,470
Series 2015 A:
5% 1/1/28	1,000,000	1,186,770
5% 1/1/34	1,695,000	1,957,098
5% 1/1/36	1,000,000	1,148,590
5% 1/1/41	1,000,000	1,135,930
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	13,350,000	15,215,115
Series 2015 A:
5% 7/1/29	5,000,000	5,783,850
5% 7/1/30	5,000,000	5,743,050
Series 2017 A:
5% 11/15/30	650,000	777,186
5% 11/15/31	845,000	1,006,243
5% 11/15/33	800,000	945,416
5% 11/15/34	665,000	783,370
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,474,329
5% 4/1/41	6,000,000	6,927,240
Series 2017 A:
5% 9/1/33	5,025,000	6,066,431
5% 9/1/37	3,880,000	4,609,285
Series 2017 B, 5% 12/1/32	2,000,000	2,426,600
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,899,244
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,252,837
West Saint Paul Independent School District #197:
(Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,564,880
Series 2012 A, 4% 2/1/24	3,530,000	3,757,650
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,573,500
5% 1/1/27	2,150,000	2,394,950
5% 1/1/30	1,000,000	1,110,480
Series 2014 A:
5% 1/1/31	1,750,000	1,975,838
5% 1/1/35	1,595,000	1,787,644
5% 1/1/40	1,500,000	1,667,685
5% 1/1/46	11,270,000	12,480,962
Series 2015 A, 5% 1/1/31	1,820,000	2,141,994
Series 2018 A, 5% 1/1/49	2,000,000	2,355,660
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/28	1,000,000	1,191,610
5% 6/1/30	500,000	586,800
5% 6/1/31	700,000	813,981
5% 6/1/33	1,000,000	1,154,250

TOTAL MINNESOTA		532,763,197

TOTAL MUNICIPAL BONDS
(Cost $517,511,673)		534,922,111

Municipal Notes - 1.2%
Minnesota - 1.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series B, 1.51% 4/1/19 (FSA Insured), VRDN (c)	4,510,000	$4,510,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 1.48% 4/1/19, LOC Wells Fargo Bank NA, VRDN (c)	1,850,000	1,850,000
TOTAL MUNICIPAL NOTES
(Cost $6,360,000)		6,360,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $523,871,673)		541,282,111
NET OTHER ASSETS (LIABILITIES) - 0.1%		528,873
NET ASSETS - 100%		$541,810,984

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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